LEASE OBLIGATIONS - Future Minimum Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Future minimum lease payments
Lease obligations	$ 743.0	$ 757.7
2026
Future minimum lease payments
Lease obligations	96.5
2027
Future minimum lease payments
Lease obligations	88.9
2028
Future minimum lease payments
Lease obligations	68.6
2029
Future minimum lease payments
Lease obligations	60.2
2030
Future minimum lease payments
Lease obligations	138.6
Thereafter
Future minimum lease payments
Lease obligations	$ 290.2